CLEARBRIDGE ALL CAP GROWTH ESG ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	December 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
COMMUNICATION SERVICES - 14.7%
Entertainment - 3.1%
Liberty Media Corp.-Liberty Formula One, Class A Shares	1,376	$81,652	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	2,112	133,563	*
Netflix Inc.	4,832	2,910,990	*
Sea Ltd., ADR	7,179	1,606,014	*
Walt Disney Co.	13,796	2,136,862	*

Total Entertainment		6,869,081

Interactive Media & Services - 7.6%
Match Group Inc.	12,086	1,598,374	*
Meta Platforms Inc., Class A Shares	31,064	10,448,376	*
Twitter Inc.	109,353	4,726,237	*

Total Interactive Media & Services		16,772,987

Media - 4.0%
AMC Networks Inc., Class A Shares	7,436	256,096	*
Comcast Corp., Class A Shares	114,593	5,767,466
Discovery Inc., Class A Shares	43,203	1,016,998	*
Liberty Broadband Corp., Class A Shares	826	132,903	*
Liberty Broadband Corp., Class C Shares	3,637	585,921	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	5,872	298,591	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	11,748	597,386	*

Total Media		8,655,361

TOTAL COMMUNICATION SERVICES		32,297,429

CONSUMER DISCRETIONARY - 14.9%
Auto Components - 1.0%
Aptiv PLC	13,615	2,245,794	*

Internet & Direct Marketing Retail - 7.6%
Amazon.com Inc.	4,803	16,014,835	*
Etsy Inc.	3,460	757,533	*

Total Internet & Direct Marketing Retail		16,772,368

Specialty Retail - 5.0%
Advance Auto Parts Inc.	11,077	2,657,151
Home Depot Inc.	14,011	5,814,705
Ulta Beauty Inc.	6,168	2,543,313	*

Total Specialty Retail		11,015,169

Textiles, Apparel & Luxury Goods - 1.3%
NIKE Inc., Class B Shares	17,197	2,866,224

TOTAL CONSUMER DISCRETIONARY		32,899,555

See Notes to Schedule of Investments.

ClearBridge All Cap Growth ESG ETF 2021 Quarterly Report	1

CLEARBRIDGE ALL CAP GROWTH ESG ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 1.0%
Beverages - 1.0%
Monster Beverage Corp.	23,778	$2,283,639	*

HEALTH CARE - 17.6%
Biotechnology - 5.6%
AbbVie Inc.	15,011	2,032,489
Biogen Inc.	14,224	3,412,622	*
ImmunoGen Inc.	19,006	141,025	*
Ionis Pharmaceuticals Inc.	26,056	792,884	*
Vertex Pharmaceuticals Inc.	26,543	5,828,843	*

Total Biotechnology		12,207,863

Health Care Equipment & Supplies - 2.0%
Alcon Inc.	21,054	1,834,224
Intuitive Surgical Inc.	4,800	1,724,640	*
Medtronic PLC	8,260	854,497

Total Health Care Equipment & Supplies		4,413,361

Health Care Providers & Services - 7.3%
Guardant Health Inc.	19,072	1,907,582	*
UnitedHealth Group Inc.	28,302	14,211,566

Total Health Care Providers & Services		16,119,148

Life Sciences Tools & Services - 2.7%
10X Genomics Inc., Class A Shares	4,079	607,608	*
Charles River Laboratories International Inc.	3,030	1,141,643	*
Thermo Fisher Scientific Inc.	6,281	4,190,935

Total Life Sciences Tools & Services		5,940,186

TOTAL HEALTH CARE		38,680,558

INDUSTRIALS - 8.3%
Air Freight & Logistics - 1.5%
United Parcel Service Inc., Class B Shares	15,355	3,291,191

Building Products - 1.4%
Johnson Controls International PLC	37,172	3,022,455

Electrical Equipment - 0.9%
Eaton Corp. PLC	11,313	1,955,113

Machinery - 0.4%
Pentair PLC	11,380	831,082

Professional Services - 1.2%
IHS Markit Ltd.	19,622	2,608,156

Road & Rail - 1.4%
Lyft Inc., Class A Shares	18,574	793,667	*
Uber Technologies Inc.	57,826	2,424,644	*

Total Road & Rail		3,218,311

See Notes to Schedule of Investments.

2	ClearBridge All Cap Growth ESG ETF 2021 Quarterly Report

CLEARBRIDGE ALL CAP GROWTH ESG ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 1.5%
W.W. Grainger Inc.	6,408	$3,320,882

TOTAL INDUSTRIALS		18,247,190

INFORMATION TECHNOLOGY - 41.6%
Electronic Equipment, Instruments & Components - 1.8%
TE Connectivity Ltd.	24,320	3,923,789

IT Services - 3.9%
Fidelity National Information Services Inc.	13,238	1,444,927
PayPal Holdings Inc.	8,800	1,659,504	*
Visa Inc., Class A Shares	25,625	5,553,194

Total IT Services		8,657,625

Semiconductors & Semiconductor Equipment - 10.1%
ASML Holding NV, Registered Shares	3,025	2,408,323
Broadcom Inc.	13,970	9,295,778
NVIDIA Corp.	27,452	8,073,908
Wolfspeed Inc.	23,234	2,596,864	*

Total Semiconductors & Semiconductor Equipment		22,374,873

Software - 20.0%
Adobe Inc.	8,414	4,771,243	*
Atlassian Corp. PLC, Class A Shares	8,640	3,294,346	*
Autodesk Inc.	15,144	4,258,341	*
Cerence Inc.	3,263	250,076	*
Citrix Systems Inc.	17,072	1,614,840
CrowdStrike Holdings Inc., Class A Shares	3,460	708,435	*
DocuSign Inc.	9,750	1,485,023	*
Dolby Laboratories Inc., Class A Shares	17,896	1,704,057
HubSpot Inc.	3,092	2,038,092	*
Microsoft Corp.	30,369	10,213,702
Palo Alto Networks Inc.	7,821	4,354,420	*
salesforce.com Inc.	18,970	4,820,846	*
Splunk Inc.	19,767	2,287,437	*
UiPath Inc., Class A Shares	10,100	435,613	*
Workday Inc., Class A Shares	6,814	1,861,449	*

Total Software		44,097,920

Technology Hardware, Storage & Peripherals - 5.8%
Apple Inc.	34,084	6,052,296
Seagate Technology Holdings PLC	36,682	4,144,332
Western Digital Corp.	38,703	2,523,823	*

Total Technology Hardware, Storage & Peripherals		12,720,451

TOTAL INFORMATION TECHNOLOGY		91,774,658

See Notes to Schedule of Investments.

ClearBridge All Cap Growth ESG ETF 2021 Quarterly Report	3

CLEARBRIDGE ALL CAP GROWTH ESG ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Equinix Inc.	3,292	$2,784,505

TOTAL INVESTMENTS - 99.4% (Cost - $147,524,833)		218,967,534
Other Assets in Excess of Liabilities - 0.6%		1,392,675

TOTAL NET ASSETS - 100.0%		$220,360,209

*	Non-income producing security.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge All Cap Growth ESG ETF 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Growth ESG ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using

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Notes to Schedule of Investments (unaudited) (continued)

quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

6

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$218,967,534	—	—	$218,967,534

†	See Schedule of Investments for additional detailed categorizations.

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